STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

26. STOCKHOLDERS' EQUITY

        Share capital—The Company's charter capital is composed of 2,066,413,562 ordinary shares of which 1,988,912,130 and 1,988,831,184 were outstanding as of December 31, 2014 and 2013, respectively. The total shares in treasury stock comprised 77,501,432 and 77,582,378 as of December 31, 2014 and 2013, respectively.

        Each ADS represents 2 ordinary shares. As of December 31, 2014, the Group had repurchased 33,997,667 ADSs.

        Noncontrolling interest—The Group's equity was affected by changes in the respective subsidiaries' ownership interests as follows:

	Years ended December 31,
	2014	2013	2012
Net income attributable to the Group	51,822	79,839	29,642
Transfers from the noncontrolling interest
Increase in own equity due to acquisition of own shares by MGTS	—	—	57
Decrease in own equity due to acquisition of noncontrolling interest in Teleservice	(23)	—	—

Net transfers from the noncontrolling interest	(23)	—	57

Net income attributable to the Group and transfers from the noncontrolling interest	51,799	79,839	29,699

        Accumulated other comprehensive loss—The following table represents changes in the balances of accumulated other comprehensive loss by components for the year ended December 31, 2014 and 2013:

	Currency translation adjustment		Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at January 1, 2013	13,224		(21)	473	13,676
Other comprehensive loss / (income)	6,657		(861)	—	5,796
Less: tax expense	—		172	—	172
Amounts reclassified to net income	(3,682	)(1)	(945)	(220)	(4,847)
Less: tax expense	—		189	44	233

Net other comprehensive loss / (income)	2,975		(1,445)	(176)	1,354

Balance at December 31, 2013	16,199		(1,466)	297	15,030
Other comprehensive income	(5,925)		(17,363)	(82)	(23,370)
Less: tax expense	—		2,894	16	2,910
					—
Amounts reclassified to net income	—		14,002	70	14,072
Less: tax expense	—		(2,334)	(14)	(2,348)

Net other comprehensive loss / (income)	(5,925)		(2,801)	(10)	(8,736)

Balance as of December 31, 2014	10,274		(4,267)	287	6,294

(1)	The currency translation adjustment of RUB 3,682 million included as income from discontinued operations in consolidated statement of operations and comprehensive income.

        Dividends—In 2013, the Board of Directors approved a dividend policy, whereby the Group shall aim to make minimum dividend distribution payments to shareholders for the calendar years 2013-2015 in the amount of at least 75% of free cash flow for the relevant financial period but not less than RUB 40.0 billion per year. Free cash flow is defined by cash flows from operating activities less cash paid (received) for acquisition or disposal of property, plant and equipment, intangible assets and other adjustments.

        The dividend can vary depending on a number of factors, including the outlook for earnings growth, capital expenditure requirements, cash flows from operations, potential acquisition opportunities, as well as the Group's debt position.

        The Group may take decisions on dividend payout based not only on financial year-end results but also based on interim results for three, six or nine months of the fiscal year. Annual dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian statutory accounting regulations, denominated in Russian Rubles, after certain deductions. The net income of MTS OJSC for the years ended December 31, 2014, 2013 and 2012 that is distributable under Russian legislation totaled RUB 28,373 million,RUB 55,999 million and RUB 42,949 million, respectively.

        The following table summarizes the Group's declared cash dividends in 2014, 2013 and 2012 years:

	2014	2013	2012
Dividends declared (including dividends on treasury shares of 1,922 and 1,538 and 1,140, respectively)	51,247	40,956	30,397
Dividends, RUB per ADS	49.60	39.64	29.42
Dividends, RUB per share	24.80	19.82	14.71

        As of December 31, 2014 and 2013, dividends payable were RUB 19.5 million and RUB 57.0 million, respectively.

        MGTS' preferred stock—MGTS, a subsidiary of MTS, had 15,574,492 preferred shares outstanding as of December 31, 2014 and 2013.

        MGTS' preferred shares carry guaranteed non-cumulative dividend rights amounting to the higher of (a) 10% of MGTS' net profit as determined under Russian accounting regulations and (b) the dividends paid on common shares. No dividends may be declared on common shares before dividends on preferred shares are declared. If the preferred dividend is not paid in full in any year the preferred shares also obtain voting rights, which will lapse after the first payment of the dividend in full. Otherwise, preferred shares carry no voting rights except on resolutions regarding liquidation or reorganization of MGTS and changes / amendments to MGTS' charter restricting the rights of holders of preferred shares. Such resolutions require the approval of 75% of the preferred shareholders. In the event of liquidation, dividends to preferred shareholders that have been declared but not paid have priority over ordinary shareholders.

        In June 2014 at MGTS' annual shareholders meeting the decision was made to pay dividends on preferred and common shares for 2013 in the amounts of RUB 1,216 million and RUB 1,217 million, respectively.

        In June 2013 and 2012, at MGTS' annual shareholders meeting the decision was made not to pay dividends on preferred shares for 2012 and 2011. Therefore the holders of preferred shares obtained voting rights.

        As of December 31, 2014 and 2013, dividends payable were RUB 17.8 million and RUB 48.6 million, respectively.